Note 4 - Advances for Vessels Acquisitions / Under Construction	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Advances For Vessels Acquisition Under Construction [Abstract]
Advances For Vessels Acquisition Under Construction [Text Block]
4.        Advances for Vessels Acquisitions / Under Construction:

On December 5, 2013, the Company agreed to acquire Hull S418, a 39,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis and with scheduled delivery in the third quarter of 2015. The purchase price of the newbuilding was $35,000 and the initial deposit was paid in two installments, the first on December 5, 2013 and the second on December 19, 2013 bringing the total to $7,000 which is included in Advances for vessels acquisitions / under construction, in the Company’s balance sheet as of December 31, 2013. On March 17, 2014, the Company agreed to terminate this MOA, as described below.

On December 16, 2013, the Company agreed to acquire Hull No. S407, a 50,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis and with a scheduled delivery from Hyundai Mipo Dockyard Co., Ltd. in the first quarter of 2015. The purchase price of the newbuilding was$37,000 and the initial deposit was paid in two installments, the first on December 16, 2013 and the second on December 19, 2013 bringing the total to $7,400 which is also included in Advances for vessels acquisitions / under construction, in the Company’s balance sheet as of December 31, 2013. On February 6, 2014, the Company agreed to terminate this MOA and entered into a new MOA to purchase Hull S406, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery from Hyundai Mipo Dockyard Co. in the second quarter of 2014, with a time charter attached, from Million Hope Maritime S.A., an entity affiliated with the Company’s CEO. The purchase price of the newbuilding is $38,300, payable as follows: $7,400alreadypaid on December 16 and 19, 2013 under the MOA dated December 16, 2013; $3,500paid on February 14, 2014 and $27,400 payable on delivery of the vessel.

On March 19, 2014, pursuant to four separate share purchase agreements the Company entered into with affiliates of the Company’s CEO, along with unaffiliated third parties, the Company acquired the five vessel-owning companies which are party to the shipbuilding contracts for Hull Nos. S407, S418, S419, S414 and S417, in exchange for a total consideration of $43,333, paid in the form of $2,500 in cash and 5,833,214 newly-issued common shares. Pursuant to the share purchase agreements the Company acquired:

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100% of the share capital of Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited, entities affiliated with the Company’s CEO, which are party to shipbuilding contracts with Hyundai Mipo Dockyard Co. for the construction of Hull No. S418, a 39,000 dwt newbuilding product/chemical tanker scheduled for delivery in the third quarter of 2015, and Hull No. S407, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the first quarter of 2015, respectively, for an aggregate purchase price of $14,693. Monte Carlo 37 Shipping Company Limited and Monte Carlo One Shipping Company Limited are each party to a time charter agreement to commence upon the respective vessel's delivery. Upon its delivery Hull No. S407 will enter into a time charter with a high quality charterer for 2 years at a rate of $16,000 per day. The charterer has the option to extend the charter for an additional year at a rate of $17,250 per day. Upon its delivery Hull No. S418 will enter into a time charter with a high quality charterer for 3 years at a rate of $15,200 per day. The charterer has the option to extend the charter for an additional year at a rate of $16,000 per day and another year after that at a rate of $16,750 per day. Concurrently, the Company agreed to terminate the MOA entered into on December 5, 2013, described above, with Monte Carlo 37 Shipping Company Limited for the acquisition of Hull S418, and to apply the full amount of the deposit paid under the MOA, in the amount of $7,000, to reduce the purchase price under the share purchase agreement.

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100% of the share capital of Monte Carlo Seven Shipping Company Limited, an entity affiliated with the Company’s CEO, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull S414, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the second quarter of 2016, for a purchase price of $10,990.

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100% of the share capital of Monte Carlo Lax Shipping Company Limited, an entity affiliated with the Company’s CEO, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull S417, a 50,000 dwt newbuilding product/chemical tanker scheduled for delivery in the third quarter of 2016, for a purchase price of $10,820.  The Company will have an option up to January 2015 to fix either S414 or S417 to the same charterer on the same terms as S406 and S407. The time charter agreement is to commence upon the vessel's delivery.

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100% of the share capital of Monte Carlo 39 Shipping Company Limited, an entity affiliated with the Company’s CEO, which is party to a shipbuilding contract with Hyundai Mipo Dockyard Co. for the construction of Hull S419, a 39,000 dwt newbuilding product/chemical tanker scheduled for delivery in the first quarter of 2016, for a purchase price of $6,830. Monte Carlo 39 Shipping Company Limited is party to a time charter agreement to commence upon the vessel's delivery.

The advances paid to the shipyard by the ship-owning companies that the Company acquired via the abovementioned share purchase agreements for the purchase of Hull Nos. S407, S414, S417, S418 and S419 amounted to $22,084 together with the advances the Company paid for Hull No. S406 amounting to $10,900 as well as $23 of capitalized expenses comprise the Advances for vessels acquisitions / under construction, in the Company’s balance sheet of March 31, 2014.

The Company’s President, CEO and Director, Evangelos J. Pistiolis, owned the majority of the shares of each of the vessel-owning companies the Company acquired pursuant to these share purchase agreements.Pursuant to the share purchase agreements with respect to Hull Nos. S407, S418, S419 and S417, until September 19, 2014, the Company will have the right to buy back 2,046,342 common shares issued to the unaffiliated parties to the agreements at a price of $8.404 per share.

The Company has treated this buyback option as a freestanding financial instrument settled in the Company’s common stock that provides for a physical settlement in shares. According to guidance under ASC 815-40-25-4 the Company has classified it in stockholders’ equity in the Company’s balance sheet. Furthermore according to implementation guidance in ASC 815-40-55-14, since the instrument provides for a physical settlement it is initially and subsequently classified in equity and initially measured in equity with changes in fair value not subsequently measured. Hence the buyback option is not valued as of March 31, 2014 and hence there no changes in its fair value were recorded in earnings.

5.        Advances for Vessels Acquisitions / Under Construction:

On December 5, 2013, the Company agreed to acquire a 39,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis. The newbuilding is scheduled for delivery from Hyundai Mipo Dockyard Co., Ltd. in the third quarter of 2015. The purchase price of the newbuilding is $35,000, and is payable as follows: 20% as an initial deposit and 80% on delivery of the vessel. The Company is under discussions with a number of banks regarding the financing of the vessel. The initial deposit was paid in two installments, the first on December 5, 2013 and the second on December 19, 2013 bringing the total to $7,000 which is included in Advances for vessels acquisitions / under construction, in the accompanying consolidated balance sheets.

On December 16, 2013, the Company agreed to acquire a 50,000 dwt ECO-type newbuilding product/chemical tanker with a time charter attached from an entity affiliated with the Company's President, Chief Executive Officer and Director, Evangelos J. Pistiolis. The newbuilding is scheduled for delivery from Hyundai Mipo Dockyard Co., Ltd. in the first quarter of 2015. Upon its delivery the vessel will enter into a time charter with a high quality charterer for 2 years at a rate of $16,000 per day. The charterer has the option to extend the charter for an additional year at a rate of $17,250 per day. The purchase price of the newbuilding is $37,000, and is payable as follows: 20% as an initial deposit and 80% on delivery of the vessel. The Company is under discussions with a number of banks regarding the financing of the vessel. The initial deposit was paid in two installments, the first on December 16, 2013 and the second on December 19, 2013 bringing the total to $7,400 and it is also included in Advances for vessels acquisitions / under construction, in the accompanying consolidated balance sheets.